Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets	12 Months Ended
Mar. 31, 2023
Customers Acquisition [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	5 years
Trademark/Copy rights [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	5 years
Computer software [member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	5 years
Commercial rights [Member] | Bottom of range [member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	5 years
Commercial rights [Member] | Top of range [member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	10 years